LONG-TERM BONDS	12 Months Ended
Dec. 31, 2017
Long-term Debt, Excluding Current Maturities [Abstract]
LONG TERM BONDS
NOTE 10:-	LONG-TERM BONDS

In August 2015, the Company issued gross amount of NIS 60,000 (approximately $ 15,700 as of the issue date) in aggregate principal amount of Series A Bonds bearing annual fixed interest of 6.7% payable in semi-annual installments on June 30 and on December 31 of each of the years 2015 through 2021, commencing on December 31, 2015 and ending on December 31, 2021. The principal will be repaid in semi-annual installments on June 30 and on December 31 of each of the years of 2016 through 2021, commencing on June 30, 2016 and ending on December 31, 2021. The bonds (principal and interest) are not linked to any currency or index.

Debt issuance costs of $ 384 reported in the balance sheet as a direct deduction from the gross amount of the bonds according to Accounting Standards Update, or ASU, 2015-03 issued by the Financial Accounting Standards Board In April 2015. The Company elected to adopt this standard early, effective August 10, 2015. The debt issuance costs are amortized in accordance with the bonds payments.  As of December 31, 2017 the unamortized amount of the debt issuance costs is $ 184. The Company is required to meet certain covenants under this bonds. As of December 31, 2017, the Company met these covenants.
Maturities of the bonds by years are as follows:

Year ended December 31,

2018 (current maturity)	$2,883

Long-term portion:

2019	2,883
2020	2,883
2021	2,707

Total	$8,473